OBLIGATIONS UNDER CAPITAL LEASE	12 Months Ended
Dec. 31, 2016
Leases, Capital [Abstract]
Capital Leases in Financial Statements of Lessee Disclosure [Text Block]
9 — OBLIGATIONS UNDER CAPITAL LEASE

The future minimum payments for capital leases as of December 31, 2016 are as follows: For the year ending December 31:

2017	66,000
2018	24,000
2019	16,000
2020	14,000
Total minimum lease payments	120,000
Less amount representing interest	(13,000)
Present value of the net minimum lease payments	107,000
Less obligations under capital lease maturing within one year	58,000
Long-term portion of obligations under capital lease	$49,000

The interest rate for the capital leases range between 7.6% and 7.9% and the leases mature between February 2018 and October 2020.

As of December 31, 2016 and 2015, the Company held equipment under capital leases in the gross amount of $120,000 and $186,000 net of accumulated amortization of $32,000 and $19,000, respectively. Amortization expense for the capital leases for the year ended December 31, 2016 and 2015 are included in the depreciation expense.